Revenue Operating Leases (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Revenues	$ 396,517,000	$ 425,836,000	$ 1,453,376,000	$ 1,375,106,000
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	172,800,000		172,800,000
Lessor, Operating Lease, Payments to be Received, Two Years	573,600,000		573,600,000
Lessor, Operating Lease, Payments to be Received, Three Years	444,900,000		444,900,000
Lessor, Operating Lease, Payments to be Received, Four Years	334,500,000		334,500,000
Lessor, Operating Lease, Payments to be Received, Five Years	$ 259,300,000		$ 259,300,000